Capital Group International Core Equity ETF
Investment portfolio
August 31, 2025
unaudited

Common stocks 98.23% Financials 24.61%	Shares	Value (000)
UniCredit SpA	109,769	$8,481
Societe Generale	106,698	6,581
AXA SA	134,711	6,271
Zurich Insurance Group AG	8,191	5,982
Skandinaviska Enskilda Banken AB, Class A	259,225	4,792
CaixaBank, SA, non-registered shares	449,627	4,487
HSBC Holdings PLC	334,529	4,281
DBS Group Holdings, Ltd.	107,600	4,237
Banco Bilbao Vizcaya Argentaria, SA	226,806	4,110
Bank Hapoalim BM	205,226	4,015
PICC Property and Casualty Co., Ltd., Class H	1,486,000	3,576
Deutsche Bank AG	101,429	3,563
KB Financial Group, Inc.	45,298	3,525
AIA Group, Ltd.	373,400	3,516
Prudential PLC	262,315	3,505
HDFC Bank, Ltd.	302,498	3,263
Banco Santander, SA	337,161	3,219
Euronext NV	18,812	3,105
Resona Holdings, Inc.	300,700	3,059
NatWest Group PLC	336,240	2,320
Ping An Insurance (Group) Company of China, Ltd., Class H	312,000	2,253
Kotak Mahindra Bank, Ltd.	98,804	2,195
Hana Financial Group, Inc.	35,729	2,113
3i Group PLC	38,876	2,112
London Stock Exchange Group PLC	16,468	2,041
Aon PLC, Class A	5,030	1,846
CVC Capital Partners PLC	86,735	1,750
Tryg A/S	66,082	1,738
Tokio Marine Holdings, Inc.	39,200	1,707
Edenred SA	58,419	1,688
Hiscox, Ltd.	88,060	1,553
Hong Kong Exchanges and Clearing, Ltd.	25,700	1,487
ICICI Bank, Ltd. (ADR)	44,108	1,400
Mizuho Financial Group, Inc.	39,800	1,326
Japan Post Bank Co., Ltd.	96,700	1,226
XP, Inc., Class A	61,718	1,120
Pluxee NV	49,230	1,002
Grupo Financiero Banorte, SAB de CV, Series O	100,013	915
Abu Dhabi Islamic Bank PJSC	146,896	853
		116,213
Industrials 17.69%
BAE Systems PLC	452,026	10,738
Airbus SE, non-registered shares	36,539	7,654
Ryanair Holdings PLC (ADR)	103,920	6,596
Siemens AG	17,260	4,778
Capital Group International Core Equity ETF — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ABB, Ltd.	62,583	$4,198
ITOCHU Corp.	71,300	4,074
Safran SA	10,851	3,617
Hitachi, Ltd.	125,900	3,469
Rheinmetall AG, non-registered shares	1,485	2,935
Motiva Infraestrutura de Mobilidade SA	1,083,078	2,877
Deutsche Post AG	62,916	2,862
Diploma PLC	37,880	2,765
Epiroc AB, Class A	105,937	2,212
Canadian National Railway Co. (CAD denominated)	22,175	2,147
Kanzhun, Ltd., Class A (ADR) (a)	86,219	2,036
Volvo AB, Class B	62,592	1,924
ASSA ABLOY AB, Class B	53,949	1,904
Copa Holdings, SA, Class A	14,867	1,744
Deutsche Lufthansa AG	174,673	1,626
RELX PLC	33,280	1,550
Mitsui & Co., Ltd.	60,900	1,420
DSV A/S	6,340	1,404
Compagnie de Saint-Gobain SA, non-registered shares	12,927	1,394
SPIE SA	23,177	1,284
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	46,502	1,118
SMC Corp.	3,100	962
Rolls-Royce Holdings PLC	65,999	954
Jiangsu Hengli Hydraulic Co., Ltd., Class A	69,500	871
Daikin Industries, Ltd.	6,800	861
Bombardier, Inc., Class B (a)	6,792	794
SGH, Ltd.	22,140	732
		83,500
Information technology 11.03%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	75,979	17,541
ASML Holding NV	10,183	7,584
Samsung Electronics Co., Ltd.	95,665	4,796
MediaTek, Inc.	85,000	3,809
Broadcom, Inc.	10,679	3,176
NEC Corp.	78,500	2,424
SAP SE	8,293	2,248
Sage Group PLC (The)	136,767	2,008
ASMPT, Ltd.	196,000	1,773
Fujitsu, Ltd.	68,100	1,657
SK hynix, Inc.	7,653	1,481
Capgemini SE	10,176	1,446
ASM International NV	2,314	1,112
E Ink Holdings, Inc.	116,000	998
		52,053
Consumer staples 9.48%
British American Tobacco PLC	168,095	9,508
Nestle SA	63,866	6,017
Philip Morris International, Inc.	35,693	5,965
Imperial Brands PLC	111,747	4,715
Pernod Ricard SA	31,770	3,613
Carlsberg A/S, Class B	21,108	2,582
L’Oreal SA, non-registered shares	5,001	2,328
Arca Continental, SAB de CV	216,425	2,208
Capital Group International Core Equity ETF — Page 2 of 7

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
KT&G Corp.	20,296	$1,966
Carrefour SA, non-registered shares	131,176	1,898
Anheuser-Busch InBev SA/NV	22,346	1,400
Tsingtao Brewery Co., Ltd., Class H	156,000	1,012
Ocado Group PLC (a)	201,664	917
Kweichow Moutai Co., Ltd., Class A	3,100	643
		44,772
Consumer discretionary 7.82%
Industria de Diseno Textil, SA	125,817	6,211
Trip.com Group, Ltd. (ADR)	59,333	4,376
Prosus NV, Class N	64,886	4,009
MGM China Holdings, Ltd.	1,680,000	3,437
LVMH Moet Hennessy-Louis Vuitton SE	3,639	2,146
Amadeus IT Group SA, Class A, non-registered shares	24,279	2,034
Midea Group Co., Ltd., Class A	163,500	1,774
Evolution AB	18,802	1,629
Suzuki Motor Corp.	110,100	1,477
Entain PLC	119,834	1,422
Restaurant Brands International, Inc.	19,236	1,218
Paltac Corp.	39,200	1,209
Hyundai Motor Co.	7,481	1,184
B&M European Value Retail SA	321,097	1,045
ANTA Sports Products, Ltd.	83,800	1,032
InterContinental Hotels Group PLC	7,358	890
Meituan, Class B (a)	63,200	832
Nitori Holdings Co., Ltd.	6,800	627
Renault SA	9,506	374
		36,926
Communication services 7.72%
Koninklijke KPN NV	1,298,017	6,190
Tencent Holdings, Ltd.	58,900	4,507
Singapore Telecommunications, Ltd.	1,227,200	4,122
Publicis Groupe SA	37,964	3,502
Deutsche Telekom AG	65,099	2,378
Bharti Airtel, Ltd.	106,521	2,280
MTN Group, Ltd.	258,027	2,191
BT Group PLC	674,763	1,974
America Movil, SAB de CV, Class B (ADR)	82,321	1,646
Nintendo Co., Ltd.	18,100	1,639
Nippon Television Holdings, Inc.	54,600	1,440
NetEase, Inc.	47,000	1,280
Orange	77,400	1,259
HYBE Co., Ltd.	5,337	1,102
Indus Towers, Ltd. (a)	241,818	928
		36,438
Health care 6.03%
Sanofi	91,036	8,998
AstraZeneca PLC	52,387	8,348
EssilorLuxottica SA	17,138	5,217
Novo Nordisk AS, Class B	35,885	2,018
Bayer AG	44,870	1,473
Capital Group International Core Equity ETF — Page 3 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Chugai Pharmaceutical Co., Ltd.	28,300	$1,254
Grifols, SA, Class B (ADR)	116,821	1,165
		28,473
Materials 5.91%
Barrick Mining Corp.	190,648	5,077
Linde PLC	6,987	3,342
Glencore PLC (a)	735,089	2,903
BASF SE	50,779	2,695
Agnico Eagle Mines, Ltd.	18,498	2,667
Shin-Etsu Chemical Co., Ltd.	58,700	1,820
Air Liquide SA	8,606	1,774
Anhui Conch Cement Co., Ltd., Class H	563,500	1,771
Vale SA (ADR), ordinary nominative shares	157,940	1,624
Nutrien, Ltd.	22,893	1,319
Rio Tinto PLC	20,437	1,282
Norsk Hydro ASA	158,100	1,025
Valterra Platinum, Ltd.	13,642	625
		27,924
Energy 4.76%
TotalEnergies SE	153,182	9,588
Cameco Corp.	41,975	3,247
Canadian Natural Resources, Ltd. (CAD denominated)	95,771	3,033
Shell PLC	81,063	2,984
Cenovus Energy, Inc.	75,204	1,251
TC Energy Corp. (CAD denominated)	23,550	1,226
BP PLC	192,234	1,123
		22,452
Utilities 2.08%
Engie SA	114,242	2,364
Iberdrola, SA, non-registered shares	110,594	2,080
RWE AG	51,150	2,049
SSE PLC	79,463	1,858
Brookfield Infrastructure Partners, LP	47,348	1,487
		9,838
Real estate 1.10%
Mitsubishi Estate Co., Ltd.	80,700	1,734
CK Asset Holdings, Ltd.	340,000	1,602
Prologis Property Mexico, SA de CV, REIT	281,577	1,038
Link REIT	158,400	842
		5,216
Total common stocks (cost: $426,938,000)		463,805
Capital Group International Core Equity ETF — Page 4 of 7

unaudited
Short-term securities 0.72% Money market investments 0.72%	Shares	Value (000)
Capital Group Central Cash Fund 4.29% (b)(c)	33,674	$3,368
Total short-term securities (cost: $3,367,000)		3,368
Total investment securities 98.95% (cost: $430,305,000)		467,173
Other assets less liabilities 1.05%		4,974
Net assets 100.00%		$472,147
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2025 (000)	Dividend or interest income (000)
Short-term securities 0.72%
Money market investments 0.72%
Capital Group Central Cash Fund 4.29% (b)	$6,696	$25,586	$28,915	$— (d)	$1	$3,368	$86

(a)	Security did not produce income during the last 12 months.
(b)	Rate represents the seven-day yield at 8/31/2025.
(c)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(d)	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group International Core Equity ETF — Page 5 of 7

unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2025, were as follows (dollars in thousands):
Capital Group International Core Equity ETF — Page 6 of 7

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$116,213	$—	$—	$116,213
Industrials	83,500	—	—	83,500
Information technology	52,053	—	—	52,053
Consumer staples	44,772	—	—	44,772
Consumer discretionary	35,152	1,774	—	36,926
Communication services	36,438	—	—	36,438
Health care	28,473	—	—	28,473
Materials	27,924	—	—	27,924
Energy	22,452	—	—	22,452
Utilities	9,838	—	—	9,838
Real estate	5,216	—	—	5,216
Short-term securities	3,368	—	—	3,368
Total	$465,399	$1,774	$—	$467,173

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP1-317-1025
Capital Group International Core Equity ETF — Page 7 of 7